RESTRUCTURING AND OTHER EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Restructuring Reserve [Roll Forward]
Accrual, beginning balance	$ 123,100	$ 110,516	$ 110,516
Restructuring charges	1,321	76,751	149,922	$ 226,577
Payments and other	(42,944)		(137,338)	(116,061)
Accrual, ending balance	81,477		123,100	110,516
Transaction costs	2,266	178	2,479	13,845
Severance and Other Employee Related Costs
Restructuring Reserve [Roll Forward]
Accrual, beginning balance	113,474	102,119	102,119
Restructuring charges	1,818		142,679	215,420
Payments and other	(38,469)		(131,324)	(113,301)
Accrual, ending balance	76,823		113,474	102,119
Facility Realignment and Other Costs
Restructuring Reserve [Roll Forward]
Accrual, beginning balance	9,626	$ 8,397	8,397
Restructuring charges	(497)		7,243	11,157
Payments and other	(4,475)		(6,014)	(2,760)
Accrual, ending balance	4,654		9,626	$ 8,397
Cablevision Systems Corp.
Restructuring Reserve [Roll Forward]
Cumulative restructuring costs	310,294		309,297
Cequel Corp.
Restructuring Reserve [Roll Forward]
Cumulative restructuring costs	$ 67,526		$ 67,202